CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 5,068	$ 17,454	$ 59,630
Accounts receivable, net	47,020	27,753	5,808
Prepaid expenses and other current assets	18,338	15,134	20,813
Accounts receivable - related party			265,273
Total current assets	70,426	60,341	967,787
NON-CURRENT ASSETS
Property and equipment, net	0	0	2,455
Deposits and other assets	37,120	44,288	60,998
Assets held for sale			616,263
Total non-current assets	37,120	44,288	63,453
TOTAL ASSETS	107,546	104,629	1,031,240
Current liabilities
Accounts payable and accrued expenses	14,160,850	12,918,573	10,084,058
Deferred revenue	55,163	58,564	75,556
Customer liability	338,725	338,725	338,725
Loans, advances and factoring agreements	647,158	642,158	902,809
Convertible notes payable, net of discounts	3,324,590	3,368,259	3,054,869
Notes payable - related parties, net of discounts	5,424,047	5,326,049	4,762,579
Convertible notes payable - related parties, net of discounts	553,100	553,100	553,100
Derivative liabilities	11,647,686	9,827,723	4,822,398
Current portion of operating lease liabilities	7,825,921	7,781,351	5,897,274
Financing lease liabilities - related party	745,865	738,847	710,776
Liabilities held for sale		0	717,414
Total current liabilities	44,723,105	41,553,349	31,919,558
NON-CURRENT LIABILITIES
Operating lease liabilities, net of current portion	630,333	680,187	1,932,599
Loans, advances and factoring agreements, net of current portion and discounts		0	144,460
Total non-current liabilities	630,333	680,187	2,077,059
Total liabilities	45,353,438	42,233,536	33,996,617
Total mezzanine equity	58,249,908	58,249,908	58,249,908
Commitments and contingencies	0	0	0
STOCKHOLDER'S DEFICIT
Common stock, $.001 par value, 15,000,000,000 shares authorized, 2,866,684,955 and 2,456,634,910 shares issued and outstanding as of March 31, 2024 and December 31, 2023, respectively	2,866,685	2,456,635	1,256,901
Subscriptions receivable	(3,265)	(3,265)	26,910
Additional paid-in capital	14,454,989	14,706,236	13,966,895
Accumulated deficit	(120,169,557)	(116,837,671)	(106,418,722)
Total TPT Global Tech, Inc. stockholders' deficit	(102,851,148)	(99,678,065)	(91,168,016)
Non-controlling interests	(644,652)	(700,750)	(47,269)
Total stockholders' deficit	(103,495,800)	(100,378,815)	(91,215,285)
Total liabilities and stockholders' DEFICIT	107,546	104,629	1,031,240
Series A Convertible Preferred Stock (Member)
MEZZANINE EQUITY
Preferred Stock, Value	42,983,742	42,983,742	42,983,742
Series B Convertible Preferred Stock (Member)
MEZZANINE EQUITY
Preferred Stock, Value	1,677,473	1,677,473	1,677,473
Series C Convertible Preferred Stock (Member)
MEZZANINE EQUITY
Preferred Stock, Value	0	0	0
Series D Convertible Preferred Stock (Member)
MEZZANINE EQUITY
Preferred Stock, Value	244,592	244,592	244,592
Series E Convertible Preferred Stock (Member)
MEZZANINE EQUITY
Preferred Stock, Value	$ 13,344,101	$ 13,344,101	$ 13,344,101